Revenue (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Opening Balance	¥ 25,148	¥ 22,682
Increase/(decrease), net	(6,760)	2,466
Ending Balance	¥ 18,388	¥ 25,148